Derivatives (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross amount of recognized financial assets	R$ 92,439	R$ 55,251
Net amount of financial assets presented in the statement of financial position	92,439	55,251
Related amounts not offset in the statement of Financial position, financial instruments	(637)	(16,409)
Net amount	91,435	38,486
Related amounts not offset in the statement of Financial position, cash collateral received	(367)	(356)
Gross amount of recognized financial liabilities	85,413	52,475
Net amount of financial assets presented in the statement of financial position	85,413	52,475
Related amounts not offset in the statement of Financial position, financial instruments	(637)	(16,409)
Net amount	84,776	36,066
Securities Purchased Under Agreements To Resell [Member]
IfrsStatementLineItems [Line Items]
Gross amount of recognized financial assets	243,219	238,308
Net amount of financial assets presented in the statement of financial position	243,219	238,308
Related amounts not offset in the statement of Financial position, financial instruments	(11,648)	(1,504)
Net amount	231,571	236,804
Gross amount of recognized financial liabilities	388,787	362,786
Net amount of financial assets presented in the statement of financial position	388,787	362,786
Related amounts not offset in the statement of Financial position, financial instruments	(309,008)	(39,708)
Net amount	R$ 79,779	R$ 323,078